151 Farmington Avenue
                                                          Hartford, CT 06156

[AETNA LETTERHEAD]                                        Anngharaad S. Reid
[AETNA LOGO]                                              Prospectus Consultant
                                                          ARS Law TS31
December 1, 1999                                          (860) 273-4474
                                                          Fax: (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B Post-Effective Amendment No. 11 to Registration Statement on Form N-4 Prospectus Title: Aetna Variable Annuity
     File Nos.:  333-56297 and 811-2512
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplements contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 ("Amendment No. 11") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 11 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 1, 1999. The text of Amendment No. 11 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid
    ------------------

Anngharaad S. Reid